Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents
Cash and cash equivalents

6.    Cash and cash equivalents

As of December 31, 2020 and 2019, cash and cash equivalents are as follows:

Cash and cash equivalents

in € THOUS

	2020	2019
Cash	746,851	768,706
Securities and time deposits	334,688	239,017
Cash and cash equivalents	1,081,539	1,007,723

The cash and cash equivalents disclosed in the table above, and respectively in the consolidated statement of cash flows, include at December 31, 2020 an amount of €5,807 (2019: €18,820) from collateral requirements towards an insurance company in North America that are not available for use.

For further information on our multi-currency notional pooling cash management system, see note 13.